Results for the year - Net sales and rebates - Narrative (Details)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
North America Operations
Disclosure of geographical areas [line items]
Rebates (as a percent of gross sales)	68.00%	64.00%	59.00%
US Managed Care and Medicare | Region USA
Disclosure of geographical areas [line items]
Period to settle	100 days
Non-government customers | Wholesaler charge-backs | Region USA
Disclosure of geographical areas [line items]
Period to settle	30 days
Government customers | US Medicaid rebates | Region USA
Disclosure of geographical areas [line items]
Period to settle	150 days